Commitments and Contingencies (Details Textual) - Debt Instrument, Name [Domain] £ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Mar. 31, 2012	May. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 30, 2013 USD ($)	Jul. 23, 2013 USD ($)
Operating Leases [Abstract]
Annual rentals per year					$ 134		$ 141	$ 135
Loss Contingency [Abstract]
Capital contributions					$ 10		7	7
Defined Contribution Plan, On-going Contribution, Percent	15.90%
Contingent Pension Commitment Profit					20.00%	20.00%
Earnings Before Interest Tax Depreciation and Amortization					$ 900
Contingent Pension Commitment Exceptional Shareholder Returns					10.00%	10.00%
Original non cancellable lease term					Original non-cancellable lease terms typically are between 10 and 20 years	Original non-cancellable lease terms typically are between 10 and 20 years
Rental income from subleases					$ 13		15	17
Operating lease obligations subject to guarantees					756		828
Capital Lease Obligations					$ 11		11
Current Fiscal Year End Date					--12-31	--12-31
Guarantees to bankers and other third parties					$ 20		11
Amount payable from options					72		12
Trident V LP [Member]
Loss Contingency [Abstract]
Capital commitments				$ 25
Trident V Parallel Fund [Member]
Loss Contingency [Abstract]
Capital contributions					22
Capital commitments			$ 25
Dowling Capital Partners I [Member]
Loss Contingency [Abstract]
Capital contributions					7
Capital commitments		$ 10
Nashville property [Member]
Loss Contingency [Abstract]
Other contractual obligations					64		63
UK Pension Benefits
Loss Contingency [Abstract]
Defined benefit plan estimated deficit funding contributions in next fiscal year					56
Defined Benefit Contributions salary sacrifice next fiscal year					10
Defined benefit plan estimated employer contributions including exceptional contributions in next fiscal year					96
Defined benefit plan estimated employer contributions excluding exceptional contributions in next fiscal year					75
Defined benefit plan estimated employer ongoing contributions in next fiscal year					19
Pension Plan [Member]
Loss Contingency [Abstract]
Exceptional return contribution in next fiscal year					21
Defined benefit plan estimated employer contributions including exceptional contributions in next fiscal year					$ 116
London headquarters building [Member]
Operating Leases [Abstract]
Term of operating lease					25 years	25 years
Gross rental commitments					$ 645		719
Annual rentals per year					$ 36		$ 36
Subleased premises					29.00%	29.00%	29.00%
Term of sublease					15 years	15 years
Amount received from sublease					$ 51		$ 66	$ 76
Revolving Credit Facility [Member]
Line of Credit Facility [Abstract]
Line of Credit Facility, Amount Outstanding					0
Revolving credit facility									$ 800	$ 500
United States dollar
Loss Contingency [Abstract]
Maximum Contributions Payable					$ 486
United Kingdom, Pounds
Loss Contingency [Abstract]
Maximum Contributions Payable | £						£ 312